Finance leases (Details Textual) - USD ($) $ in Millions	1 Months Ended
	May 30, 2017	Dec. 20, 2016	Mar. 31, 2018	Jan. 30, 2018
Capital Leased Assets [Line Items]
Repayments of Senior Debt, Total	$ 20.1	$ 3.0
Other Noncurrent Assets [Member]
Capital Leased Assets [Line Items]
Sellers Credit Note			$ 2.9
Vessels [Member] | Other Noncurrent Assets [Member]
Capital Leased Assets [Line Items]
Sellers Credit Note	$ 2.9			$ 1.4